CONVERTIBLE DEBT INSTRUMENTS (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of Changes in Borrowings [Roll Forward]
Beginning balance, borrowings		$ 55,460,722
Ending balance, borrowings		13,077,670	$ 55,460,722
Changes in equity [abstract]
Beginning balance	$ (95,625,929)	(95,625,929)	4,884,091
Ending balance	$ 368,681,834	368,681,834	(95,625,929)
Convertible Debt
Disclosure of Changes in Borrowings [Roll Forward]
Beginning balance, borrowings		18,866,890	0
Conversion option of convertible loan			(422,940)
Accretion expense		2,503,097	1,164,975
Foreign currency translation adjustment		1,060,561	476,267
Repayment		(22,430,548)
Less: financing fees			(383,507)
Ending balance, borrowings		0	18,866,890
Conversion Option
Changes in equity [abstract]
Beginning balance		1,472,520	0
Repayment		(1,472,520)
Ending balance		0	1,472,520
Conversion Option | Convertible Debt
Disclosure of Changes in Borrowings [Roll Forward]
Conversion option of convertible loan			(1,049,580)
March 2020 Convertible Loan
Disclosure of Changes in Borrowings [Roll Forward]
Beginning balance, borrowings		3,676,252	0
Issuance of convertible loan			3,741,675
Conversion option of convertible loan			(422,940)
Accretion expense			278,725
Foreign currency translation adjustment			149,168
Less: financing fees			(70,376)
Ending balance, borrowings			3,676,252
March 2020 Convertible Loan | Convertible Debt
Disclosure of Changes in Borrowings [Roll Forward]
Beginning balance, borrowings		3,676,252
Issuance of convertible loan			3,741,675
Accretion expense		483,050
Foreign currency translation adjustment		216,480
Repayment		(4,375,782)
Ending balance, borrowings		0	3,676,252
March 2020 Convertible Loan | Conversion Option
Changes in equity [abstract]
Conversion option of convertable loan			422,940
September 2020 Convertible Debenture
Disclosure of Changes in Borrowings [Roll Forward]
Beginning balance, borrowings		15,190,638	0
Issuance of convertible loan			15,340,000
Conversion option of convertible loan			(1,049,580)
Accretion expense			886,250
Foreign currency translation adjustment			327,099
Less: financing fees			(313,131)
Ending balance, borrowings			15,190,638
September 2020 Convertible Debenture | Convertible Debt
Disclosure of Changes in Borrowings [Roll Forward]
Beginning balance, borrowings		15,190,638
Issuance of convertible loan			15,340,000
Accretion expense		2,020,047
Foreign currency translation adjustment		844,081
Repayment		(18,054,766)
Ending balance, borrowings		$ 0	15,190,638
September 2020 Convertible Debenture | Conversion Option
Changes in equity [abstract]
Conversion option of convertable loan			$ 1,049,580